POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED DECEMBER 18, 2013 TO THE

PROSPECTUS DATED AUGUST 30, 2013 OF:

PowerShares Dynamic Basic Materials Sector Portfolio

PowerShares Dynamic Consumer Discretionary Sector Portfolio

PowerShares Dynamic Consumer Staples Sector Portfolio

PowerShares Dynamic Energy Sector Portfolio

PowerShares Dynamic Financial Sector Portfolio

PowerShares Dynamic Healthcare Sector Portfolio

PowerShares Dynamic Industrials Sector Portfolio

PowerShares Dynamic Technology Sector Portfolio

PowerShares Dynamic Utilities Portfolio

PowerShares NASDAQ Internet Portfolio

Important Notice Regarding Changes in the Names, Investment Objectives,

Underlying Indexes and Investment Policies and Strategies of Certain Funds

At a meeting on December 17, 2013, the Board of Trustees of PowerShares Exchange-Traded Fund Trust approved changes, effective February 19, 2014, to the name, investment objective, investment policies and investment strategies of each of PowerShares Dynamic Basic Materials Sector Portfolio, PowerShares Dynamic Consumer Discretionary Sector Portfolio, PowerShares Dynamic Consumer Staples Sector Portfolio, PowerShares Dynamic Energy Sector Portfolio, PowerShares Dynamic Financial Sector Portfolio, PowerShares Dynamic Healthcare Sector Portfolio, PowerShares Dynamic Industrials Sector Portfolio, PowerShares Dynamic Technology Sector Portfolio and PowerShares Dynamic Utilities Portfolio (each, a “Fund” and, collectively, the “Funds”). On the effective date, each Fund’s current name will change to a new name, as set forth in the table below:

Current Portfolio Names	New Portfolio Names
PowerShares Dynamic Basic Materials Sector Portfolio (Ticker symbol: PYZ)	PowerShares DWA Basic Materials Momentum Portfolio
PowerShares Dynamic Consumer Discretionary Sector Portfolio (Ticker symbol: PEZ)	PowerShares DWA Consumer Cyclicals Momentum Portfolio
PowerShares Dynamic Consumer Staples Sector Portfolio (Ticker symbol: PSL)	PowerShares DWA Consumer Staples Momentum Portfolio
PowerShares Dynamic Energy Sector Portfolio (Ticker symbol: PXI)	PowerShares DWA Energy Momentum Portfolio
PowerShares Dynamic Financial Sector Portfolio (Ticker symbol: PFI)	PowerShares DWA Financial Momentum Portfolio
PowerShares Dynamic Healthcare Sector Portfolio (Ticker symbol: PTH)	PowerShares DWA Healthcare Momentum Portfolio
PowerShares Dynamic Industrials Sector Portfolio (Ticker symbol: PRN)	PowerShares DWA Industrials Momentum Portfolio
PowerShares Dynamic Technology Sector Portfolio (Ticker symbol: PTF)	PowerShares DWA Technology Momentum Portfolio
PowerShares Dynamic Utilities Portfolio (Ticker symbol: PUI)	PowerShares DWA Utilities Momentum Portfolio

The ticker symbol for each Fund will not change.

Also effective on February 19, 2014, Dorsey Wright & Associates, LLC (“DWA”) will replace NYSE Arca, Inc. as the index provider for each Fund, and a new underlying index for each Fund (each, a “New Underlying Index”) will replace the existing underlying index for each Fund (each, a “Current Underlying Index”) as set forth in the table below:

Portfolio	Current Underlying Index	New Underlying Index
PowerShares Dynamic Basic Materials Sector Portfolio (Ticker symbol: PYZ)	Dynamic Basic Materials Sector IntellidexSM Index	DWA Basic Materials Technical Leaders Index
PowerShares Dynamic Consumer Discretionary Sector Portfolio (Ticker symbol: PEZ)	Dynamic Consumer Discretionary Sector IntellidexSM Index	DWA Consumer Cyclicals Technical Leaders Index
PowerShares Dynamic Consumer Staples Sector Portfolio (Ticker symbol: PSL)	Dynamic Consumer Staples Sector IntellidexSM Index	DWA Consumer Staples Technical Leaders Index
PowerShares Dynamic Energy Sector Portfolio (Ticker symbol: PXI)	Dynamic Energy Sector IntellidexSM Index	DWA Energy Technical Leaders Index
PowerShares Dynamic Financial Sector Portfolio (Ticker symbol: PFI)	Dynamic Financial Sector IntellidexSM Index	DWA Financials Technical Leaders Index
PowerShares Dynamic Healthcare Sector Portfolio (Ticker symbol: PTH)	Dynamic Healthcare Sector IntellidexSM Index	DWA Healthcare Technical Leaders Index
PowerShares Dynamic Industrials Sector Portfolio (Ticker symbol: PRN)	Dynamic Industrials Sector IntellidexSM Index	DWA Industrials Technical Leaders Index
PowerShares Dynamic Technology Sector Portfolio (Ticker symbol: PTF)	Dynamic Technology Sector IntellidexSM Index	DWA Technology Technical Leaders Index
PowerShares Dynamic Utilities Portfolio (Ticker symbol: PUI)	Dynamic Utilities IntellidexSM Index	DWA Utilities Technical Leaders Index

At the effective time, each Fund also will amend its current investment objective of seeking investment results that generally correspond (before fees and expenses) to the price and yield of its respective Current Underlying Index. Instead, each Fund will seek investment results that generally correspond (before fees and expenses) to the price and yield of its respective New Underlying Index.

At the effective time, each Fund will invest at least 90% of its total assets in common stocks that comprise its respective New Underlying Index. Each New Underlying Index is designed to identify equity securities that have powerful relative strength characteristics, and is composed of at least 30 common stocks of companies that demonstrate such relative strength characteristics from a universe of approximately 3,000 common stocks traded on U.S. exchanges. Each New Underlying Index will include “momentum” securities from one of nine broad macroeconomic sectors according to its name: basic materials, consumer cyclicals, consumer staples, energy, financials, healthcare, industrials, technology and utilities. Strictly in accordance with its guidelines and mandated procedures, DWA will rank the universe of securities using a proprietary relative strength methodology to determine each security’s “momentum” score. Each security’s score will be based on intermediate and long-term price movements relative to a representative market benchmark and the other eligible securities within the universe. DWA then will select at least 30 of the highest-scoring common stocks from a given sector for inclusion in each New Underlying Index. The total number of securities in each New Underlying Index can vary depending on the capitalization characteristics of the securities that qualify for inclusion in a New Underlying Index. DWA will adjust each security’s raw relative strength score based on the dollar volume liquidity score that the security receives during the initial screening process. DWA then will weight each security by its adjusted relative strength scores, with securities exhibiting greater relative strength and higher liquidity representing a greater weight in each New Underlying Index. Each Fund generally invests in all of the securities comprising its New Underlying Index in proportion to their weightings in that New Underlying Index. Each New Underlying Index will be reconstituted and rebalanced at the end of each calendar quarter.

Each Fund will continue to normally invest at least 80% of its total assets in securities located within the sector suggested by that Fund’s name. Each Fund considers securities located within the sector suggested by the Fund’s name to be those securities that comprise its respective New Underlying Index.

Please Retain This Supplement For Future Reference.

P-PS-PRO-3 SUP-1 121813